BORROWINGS - Non-recourse borrowings narrative (Details) € in Millions, ₨ in Millions, ¥ in Millions, £ in Millions, R$ in Millions, R in Millions, $ in Millions, $ in Millions, $ in Billions	12 Months Ended
	Dec. 31, 2021 USD ($)	Dec. 31, 2024	Jun. 30, 2022	Dec. 31, 2021 CAD ($)	Dec. 31, 2021 EUR (€)	Dec. 31, 2021 COP ($)	Dec. 31, 2021 ZAR (R)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 GBP (£)	Dec. 31, 2021 INR (₨)	Sep. 30, 2021 USD ($)	Sep. 30, 2021 CAD ($)	Sep. 30, 2021 EUR (€)	Sep. 30, 2021 COP ($)	Sep. 30, 2021 ZAR (R)	Sep. 30, 2021 CNY (¥)	Jun. 30, 2021 USD ($)	Jun. 30, 2021 CAD ($)	Jun. 30, 2021 COP ($)	Jun. 30, 2021 BRL (R$)	Mar. 31, 2021 USD ($) tranche	Mar. 31, 2021 COP ($) tranche
Debt Associated With March 2021 Refinancing, Matures 2023
Disclosure of detailed information about borrowings [line items]
Carrying value																					$ 48	$ 180
Number of tranches | tranche																					2	2
Borrowings, interest rate																					1.09%	1.09%
Debt Associated With United States Business, Matures in 2023
Disclosure of detailed information about borrowings [line items]
Carrying value																					$ 400
Borrowings, interest rate																					1.00%	1.00%
Debt Associated With United States Business, Matures in 2024
Disclosure of detailed information about borrowings [line items]
Carrying value																					$ 100
Borrowings, interest rate																					2.00%	2.00%
Debt Associated With Brazil Business, Matures in 2045
Disclosure of detailed information about borrowings [line items]
Carrying value																	$ 300			R$ 1,500
Borrowings, interest rate																	5.20%	5.20%	5.20%	5.20%
Debt Associated With Brazil Business, Matures in 2022
Disclosure of detailed information about borrowings [line items]
Carrying value																	$ 70			R$ 350
Borrowings, interest rate																	1.59%	1.59%	1.59%	1.59%
Debt Associated With Columbian Business
Disclosure of detailed information about borrowings [line items]
Carrying value																	$ 159		$ 600
Debt Associated With Columbia Business, Matures in 2026
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate																	6.49%	6.49%	6.49%	6.49%
Debt Associated With Colombia Business, Matures in 2029
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate																	3.35%	3.35%	3.35%	3.35%
Debt Associated With Colombia Business, Matures in 2041
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate																	4.45%	4.45%	4.45%	4.45%
Debt Associated With Columbian Business, Loan 2
Disclosure of detailed information about borrowings [line items]
Carrying value																	$ 23		$ 85
Debt Associated With Colombia Business, Matures in 2031
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate																	2.69%	2.69%	2.69%	2.69%
Debt Associated With United States Business, Matures in 2022
Disclosure of detailed information about borrowings [line items]
Carrying value																	$ 164
Borrowings, interest rate																	1.125%	1.125%	1.125%	1.125%
Debt Associated With United States Business, Matures in 2025
Disclosure of detailed information about borrowings [line items]
Carrying value																	$ 263
Borrowings, interest rate																	1.75%	1.75%	1.75%	1.75%
Debt Associated With Canada Business
Disclosure of detailed information about borrowings [line items]
Carrying value																	$ 159	$ 198
Debt Associated With Canada Business, Matures in 2035
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate																	1.25%	1.25%	1.25%	1.25%
Debt Associated With Canada Business, Matures in 2026
Disclosure of detailed information about borrowings [line items]
Carrying value											$ 20	$ 25
Borrowings, interest rate											5.28%	5.28%	5.28%	5.28%	5.28%	5.28%
Debt Associated With European Solar Portfolio Refinancing
Disclosure of detailed information about borrowings [line items]
Carrying value											$ 593		€ 512
Debt Associated With European Solar Portfolio Refinancing Maturing 2037
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate											2.40%	2.40%	2.40%	2.40%	2.40%	2.40%
Debt Associated With European Solar Portfolio Refinancing Maturing 2038
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate											1.60%	1.60%	1.60%	1.60%	1.60%	1.60%
Debt Associated With European Solar Portfolio Refinancing Maturing 2031
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate											0.20%	0.20%	0.20%	0.20%	0.20%	0.20%
Debt Associated With Refinancing Maturing 2027
Disclosure of detailed information about borrowings [line items]
Carrying value											$ 37				R 200
Borrowings, interest rate											2.33%	2.33%	2.33%	2.33%	2.33%	2.33%
Debt Associated With Refinancing Maturing 2031
Disclosure of detailed information about borrowings [line items]
Carrying value											$ 155			$ 590
Borrowings, interest rate											2.75%	2.75%	2.75%	2.75%	2.75%	2.75%
Debt Associated With Brazil Credit Facility
Disclosure of detailed information about borrowings [line items]
Carrying value											$ 120				R 650
Debt Associated With China Wind Facility Maturing 2036
Disclosure of detailed information about borrowings [line items]
Carrying value											$ 56					¥ 361
Borrowings, interest rate											4.90%	4.90%	4.90%	4.90%	4.90%	4.90%
Debt Associated With China Wind Facility Maturing 2038
Disclosure of detailed information about borrowings [line items]
Carrying value	$ 31							¥ 200
Borrowings, interest rate	4.90%			4.90%	4.90%	4.90%	4.90%	4.90%	4.90%	4.90%
Debt Associated With China Wind Portfolio, Matures in 2038
Disclosure of detailed information about borrowings [line items]
Carrying value	$ 134							¥ 862
Borrowings, interest rate	4.90%			4.90%	4.90%	4.90%	4.90%	4.90%	4.90%	4.90%
Debt Associated With China Hydro Portfolio, Matures in 2028 and 2031
Disclosure of detailed information about borrowings [line items]
Carrying value	$ 185					$ 740
Debt Associated With China Hydro Portfolio, Matures in 2028
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate	2.50%			2.50%	2.50%	2.50%	2.50%	2.50%	2.50%	2.50%
Debt Associated With China Hydro Portfolio, Matures in 2031
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate	2.80%			2.80%	2.80%	2.80%	2.80%	2.80%	2.80%	2.80%
Debt Associated With Columbia Hydro Portfolio, Matures in 2028
Disclosure of detailed information about borrowings [line items]
Carrying value	$ 332								£ 245
Debt Associated With Columbia Hydro Portfolio, Matures in 2028, Tranche 1
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate	2.50%			2.50%	2.50%	2.50%	2.50%	2.50%	2.50%	2.50%
Debt Associated With Columbia Hydro Portfolio, Matures in 2028, Tranche 2
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate	2.75%			2.75%	2.75%	2.75%	2.75%	2.75%	2.75%	2.75%
Debt Associated With European Solar Facility, Matures Between 2031 and 2035
Disclosure of detailed information about borrowings [line items]
Carrying value	$ 457				€ 395
Debt Associated With European Solar Facility, Matures Between 2031 and 2035, Tranche 1
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate	1.55%			1.55%	1.55%	1.55%	1.55%	1.55%	1.55%	1.55%
Debt Associated With European Solar Facility, Matures Between 2031 and 2035, Tranche 2
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate	1.75%			1.75%	1.75%	1.75%	1.75%	1.75%	1.75%	1.75%
Debt Associated With European Solar Facility, Matures 2022
Disclosure of detailed information about borrowings [line items]
Carrying value	$ 76				€ 66
Debt Associated With European Solar Facility, Matures 2022, Tranche 1
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate	0.85%			0.85%	0.85%	0.85%	0.85%	0.85%	0.85%	0.85%
Debt Associated With European Solar Facility, Matures 2022, Tranche 2
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate	0.45%			0.45%	0.45%	0.45%	0.45%	0.45%	0.45%	0.45%
Debt Associated With Canadian Wind Facility, Matures 2030
Disclosure of detailed information about borrowings [line items]
Carrying value	$ 20			$ 25
Borrowings, interest rate	3.54%			3.54%	3.54%	3.54%	3.54%	3.54%	3.54%	3.54%
Debt Associated With Canadian Hydro Facility, Matures 2061
Disclosure of detailed information about borrowings [line items]
Carrying value	$ 900			$ 1,140
Borrowings, interest rate	4.10%			4.10%	4.10%	4.10%	4.10%	4.10%	4.10%	4.10%
Debt Associated With United States Pump Storage Facility, Matures 2023
Disclosure of detailed information about borrowings [line items]
Carrying value	$ 29
Debt Associated With United States Distributed Generation Portfolio, Matures 2024
Disclosure of detailed information about borrowings [line items]
Carrying value	$ 200
Borrowings, interest rate	1.875%			1.875%	1.875%	1.875%	1.875%	1.875%	1.875%	1.875%
Debt Associated With United States Distributed Generation Portfolio, Matures 2031
Disclosure of detailed information about borrowings [line items]
Carrying value	$ 18
Borrowings, interest rate	6.50%			6.50%	6.50%	6.50%	6.50%	6.50%	6.50%	6.50%
Debt Associated With Variable Interest Rate, Matures 2028
Disclosure of detailed information about borrowings [line items]
Carrying value	$ 74						R 400
Borrowings, interest rate	1.30%			1.30%	1.30%	1.30%	1.30%	1.30%	1.30%	1.30%
Debt Associated With Brazil Solar Facility, Matures 2023
Disclosure of detailed information about borrowings [line items]
Carrying value	$ 46						R 250
Borrowings, interest rate	1.70%			1.70%	1.70%	1.70%	1.70%	1.70%	1.70%	1.70%
Debt Associated With India Solar Facility Maturing 2038
Disclosure of detailed information about borrowings [line items]
Carrying value	$ 186									₨ 13,800
Debt Associated With India Solar Facility Maturing 2038 with Fixed Interest Rates
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate	7.55%			7.55%	7.55%	7.55%	7.55%	7.55%	7.55%	7.55%
Debt Associated With India Solar Facility Maturing 2038 with Fixed Interest Rates | Forecast
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate		8.25%
Debt Associated With India Solar Facility Maturing 2038 with Variable Interest Rates
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate	8.55%			8.55%	8.55%	8.55%	8.55%	8.55%	8.55%	8.55%
Debt Associated With India Solar Facility Maturing 2038 with Variable Interest Rates | Forecast
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate			8.25%
Debt Associated With United States Revolving Credit Facility
Disclosure of detailed information about borrowings [line items]
Carrying value	$ 500
Increase in revolving credit facility	$ 350